Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2020	December 31, 2019
Insurance	$33,569	$100,061
Rent	-	908
Professional fees	-	17,500
Deposit	-	20,958
Other	-	7,638
Total	$33,569	$147,065